NORTHERN LIGHTS FUND TRUST

January 31, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Deer Park Total Return Credit Fund
Grant Park Multi Alternative Strategies Fund
Princeton Premium Fund
Sierra Tactical All Asset Fund
Sierra Tactical Bond Fund
Sierra Tactical Core Income Fund
Sierra Tactical Municipal Fund
Sierra Tactical Risk Spectrum 50 Fund

Post-Effective Amendment No. 1382, 1383, 1384, 1385, 1386 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Deer Park Total Return Credit Fund, Grant Park Multi Alternative Strategies Fund, Princeton Premium Fund, Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund and Sierra Tactical Risk Spectrum 50 Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
13D Activist Fund	1384	0001580642-22-000425	January 25, 2022
Deer Park Total Return Credit Fund	1385	0001580642-22-000449	January 26, 2022
Grant Park Multi Alternative Strategies Fund	1382	0001580642-22-000423	January 25, 2022
Princeton Premium Fund	1386	0001580642-22-000453	January 26, 2022
Sierra Tactical All Asset Fund	1383	0001580642-22-000424	January 25, 2022
Sierra Tactical Bond Fund	1383	0001580642-22-000424	January 25, 2022
Sierra Tactical Core Income Fund	1383	0001580642-22-000424	January 25, 2022
Sierra Tactical Municipal Fund	1383	0001580642-22-000424	January 25, 2022
Sierra Tactical Risk Spectrum 50	1383	0001580642-22-000424	January 25, 2022

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary

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